Other Non-Current Liabilities (Tables)	12 Months Ended
Sep. 30, 2023
Other Non-Current Liabilities [Abstract]
Schedule of Other Non-Current Liabilities	The amount of other non-current liabilities consisted of the following:
	September 30, 2023	September 30, 2022
Tenant deposit	237,472	282,402
Total	$237,472	$282,402